Interim Condensed Consolidated Changes in Shareholders' Equity € in Thousands, $ in Thousands	Issued capital [member] Security Matters Limited [Member] USD ($) shares	Issued Capital And Additional Paid In Capital [Member] Security Matters Limited [Member] USD ($)	Issued Capital And Additional Paid In Capital [Member] USD ($)	Foreign Currency Translation [Member] Security Matters Limited [Member] USD ($)	Foreign Currency Translation [Member] USD ($)	Retained earnings [member] Security Matters Limited [Member] USD ($)	Retained earnings [member] USD ($)	Security Matters Limited [Member] USD ($)	USD ($)	EUR (€)	[1]
Balance at Dec. 31, 2019		$ 17,357		$ 217		$ (14,324)		$ 3,250
Balance, shares at Dec. 31, 2019 | shares
IfrsStatementLineItems [Line Items]
Loss after income tax for the period						(4,573)		(4,573)
Other comprehensive loss for the period				388				388
Total comprehensive loss for the period				388		(4,573)		(4,185)
Issuance of shares, net		6,857						6,857
Share-based compensation		519						519
Exercise of warrants
Balance at Dec. 31, 2020		24,733		605		(18,897)		6,441
Balance, shares at Dec. 31, 2020 | shares
IfrsStatementLineItems [Line Items]
Loss after income tax for the period						(4,939)		(4,939)
Other comprehensive loss for the period				(382)				(382)
Total comprehensive loss for the period				(382)		(4,939)		(5,321)
Issuance of shares, net		5,892						5,892
Share-based compensation		484						484
Exercise of warrants		395						395
Balance at Dec. 31, 2021		31,504	$ 31,504	223	$ 223	(23,836)	$ (23,836)	7,891	$ 7,891
Balance, shares at Dec. 31, 2021 | shares
IfrsStatementLineItems [Line Items]
Loss after income tax for the period							(2,442)		(2,442)
Other comprehensive loss for the period					(639)				(639)
Total comprehensive loss for the period					(639)		(2,442)		(3,081)
Issuance of shares, net			721						721
Share-based compensation			219						219
Balance at Jun. 30, 2022			32,444		(416)		(26,278)		5,750
Balance at Dec. 31, 2021		31,504	31,504	223	223	(23,836)	(23,836)	7,891	7,891
Balance, shares at Dec. 31, 2021 | shares
IfrsStatementLineItems [Line Items]
Loss after income tax for the period						(6,184)		(6,184)
Other comprehensive loss for the period				(760)				(760)
Total comprehensive loss for the period				(760)		(6,184)		(6,944)
Issuance of shares, net		182						182
Share-based compensation		306						306
Issuance of options to acquire intangible asset		721						721
Balance at Dec. 31, 2022		$ 32,713	32,713	$ (537)	(537)	$ (30,020)	(30,020)	$ 2,156	2,156	€ 25
IfrsStatementLineItems [Line Items]
Loss after income tax for the period							(33,009)		(33,009)
Other comprehensive loss for the period					(165)				(165)
Total comprehensive loss for the period					(165)		(33,009)		(33,174)
Issuance of shares, net			170						170
Share-based compensation			2,092						2,092
Recapitalization due to issuance of shares following the SPAC transaction, net			11,460						11,460
Conversion of convertible notes to shares			175						175
Conversion of bridge loans to shares			2,983						2,983
Exercise of options			10						10
Conversion of warrants A to ordinary shares, net (See note 5.2)			290						290
Issuance of Security Bundle, net (See note 5.2)			1,837						1,837
Balance at Jun. 30, 2023			$ 51,730		$ (702)		$ (63,029)		$ (12,001)

[1]	Less than 1 thousand.